Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Gas sales	$ 15,806	$ 13,855	$ 32,492	$ 30,236	$ 63,535	$ 87,064	$ 79,331
Oil sales	22,869	29,987	49,791	58,085	119,504	113,722	83,122
Realized and unrealized gains (losses) on derivatives, net	5,726	15,902	(474)	22,319	20,769	13,650	17,417
Total revenues	44,401	59,744	81,809	110,640	203,808	214,436	179,870
Operating expenses:
Production and delivery costs	8,252	9,734	15,938	18,128	35,529	34,326	31,569
Production taxes	1,820	2,340	3,910	4,765	9,314	10,259	5,732
Workover costs	802	478	1,458	1,440	2,772	7,730	10,470
Depreciation, depletion and amortization	17,855	43,659	36,181	62,727	118,041	71,763	67,312
General and administrative expenses	4,655	4,673	9,630	10,295	20,780	28,861	16,731
Total operating expense	33,384	60,884	67,117	97,355	186,436	152,939	131,814
Income (loss) from operations	11,017	(1,140)	14,692	13,285	17,372	61,497	48,056
Other income (expenses):
Interest expense, net	(7,800)	(2,669)	(14,549)	(8,776)	(21,237)	(16,954)	(8,781)
Income (loss) from equity investment						(2,044)	(5,156)
Loss on sale or disposal of inventory					(954)	(20)	(1,463)
Other income (expense), net	(25)	25	(147)	217	431	204	434
Total other income (expenses)	(7,825)	(2,644)	(14,696)	(8,559)	(21,760)	(18,814)	(14,966)
Income (loss) before taxes	3,192	(3,784)	(4)	4,726	(4,388)	42,683	33,090
Income tax provision (benefit)	1,251	(1,924)	(26)	1,427	(1,796)	17,295	5,794
Net income (loss) including noncontrolling interest	1,941	(1,860)	22	3,299	(2,592)	25,388	27,296
Net income attributable to noncontrolling interest (net of tax)	431	86	951	203	1,314	1,524	1,682
Net income (loss) attributable to RAAM Global	$ 1,510	$ (1,946)	$ (929)	$ 3,096	$ (3,906)	$ 23,864	$ 25,614